Federal Funds Purchased and Repurchase Agreements (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Balance outstanding at period end	$ 76,760	$ 41,940	$ 0
Maximum balance at any month end during the period	76,760	62,124	0
Average balance for the period	70,754	16,963	318
Weighted average rate for the period	0.20%	0.22%	0.31%
Weighted average rate at period end	0.21%	0.23%	0.00%
Federal Funds Purchased
Line of Credit Facility [Line Items]
Balance outstanding at period end	0	0	0
Maximum balance at any month end during the period	5	0	2
Average balance for the period	140	14	163
Weighted average rate for the period	0.72%	0.79%	0.75%
Weighted average rate at period end	0.00%	0.00%	0.00%
Repurchase Agreements
Line of Credit Facility [Line Items]
Balance outstanding at period end	3,482	3,009	2,942
Maximum balance at any month end during the period	3,482	3,770	6,292
Average balance for the period	$ 3,189	$ 3,475	$ 3,486
Weighted average rate for the period	0.59%	0.60%	0.89%
Weighted average rate at period end	0.59%	0.60%	0.60%